Note 1 - Description of the Business	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.	Description of the business

Colliers International Group Inc. (“Colliers” or the “Company”) provides commercial real estate oriented professional services and investment management to corporate and institutional clients in
36
countries around the world (
67
countries including affiliates and franchisees). Colliers' primary services are Outsourcing & Advisory services, Leasing, Capital Markets and Investment Management. Operationally, Colliers is organized into four
distinct segments: Americas; Europe, Middle East and Africa (“EMEA”); Asia and Australasia (“Asia Pacific”) and Investment Management.